Shareholders' Deficit	12 Months Ended
Dec. 31, 2017
Shareholders' Deficit [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 10 – SHAREHOLDERS’ DEFICIT

Convertible Preferred Shares:

According to the Articles of Association, which were revised on August 9, 2015, each preferred share shall entitle its holder to the following rights, until such preferred share is converted into an ordinary share: (a) the right to receive notices and participate in general meetings, vote there at, receive dividends whenever they are paid on the ordinary shares and to receive liquidation dividends from the assets of the Company upon liquidation; (b) anti-dilution right that is not transferrable; and (c) the right to appoint one (1) director, provided that the holder holds 5% or more of the issued share capital of the Company. During the reported periods all the issued and outstanding preferred shares were held by Mr. Zigdon, the CEO of the Company.

Each preferred share shall be automatically converted into one ordinary share and shall be entitled to all rights afforded to the ordinary shares on the occurrence of the earlier of the following: (a) initial public offering of the securities of the Company or registration of the securities of the Company for trade in Israel or abroad (b) the sale of all or substantially all the assets of the Company; (c) merger, in case of a merger in which the Company is the surviving entity; or (d) sale of preferred shares by the holder to any third party.

For every 100 ordinary shares issued by the Company, 5.25 additional preferred shares are issued to the holder of the preferred shares. During 2016 and 2015 the Company issued additional 237,276 and 96,195 respectively, preferred shares to Mr. Zigdon. During the years ended December 31, 2016 and 2015, the Company recorded a stock-based expense of $35,591 and $19,239, respectively, based on the fair value on the issuance date, of these additional preferred shares issued. On March 2017, the Company issued 18,379 preferred shares to Mr. Zigdon. On March 16, 2017, and following the effective date of the registration of the securities of the Company for trade on OTCQB, the Company’s General Meeting adopted an Amended and Restated Articles of Association of the Company and approved the conversion of all preferred shares into the same number of ordinary shares (total of 3,351,850 shares). Accordingly, as of December 31, 2017, there are no preferred shares issued and outstanding and the Company is no longer required to issue any additional preferred shares to Mr. Zigdon.

Ordinary Shares:

A.	Upon inception the Company issued 3,000,000 Ordinary Shares of NIS 0.01 par value, which were held by the Company’s CEO. Such Ordinary Shares were converted to Convertible Preferred Shares as described below.

On January 29, 2012 the Company issued to an investor 27,000,000 Ordinary Shares of NIS 0.01 par value, for the conversion of a $160,987 (NIS 600,000) loan.

As of that date it was agreed between the investors who gained control over the Company and the then existing shareholder of the Company (“the former controlling shareholder”) that the respective shares of the former controlling shareholder would be converted into preferred shares. For the preferred share rights and privileges refer to the beginning of Note 10 above.

B.	Effective as of March 31, 2014, an investor was to be issued 123,900 ordinary shares in exchange for $57,356 (200,000 NIS) received by the Company in February, 2014. Although these shares had not yet formally been issued by December 31, 2014, they have been included in the shareholders’ deficit (as receipt on account of shares) and loss per ordinary share relating to 2014. These shares were issued during 2015.

C.	On October 7, 2014, the Company signed a share purchase agreement with certain investors for $350,593 in exchange for 9,000,000 ordinary shares of NIS 0.01 par value.

As the investment was to be executed in installments the 9,000,000 shares were issued to a trustee that would hold the shares in trust until fully paid by the investors. The trustee released the shares to the investors following the completion of each significant transfer. As of December 31, 2014, the investor was entitled to 5,746,200 ordinary shares corresponding to an investment of $223,840. During 2015 all these shares were released to the investors and the remaining purchase amount was paid to the Company.

D.	In March 2015, the general meeting of the shareholders resolved to increase the registered share capital and performed a share split so after the increase and share split, the registered share capital of the Company was increased from NIS 100,000 to NIS 10,000,000 divided into 990,000,000 ordinary shares par value NIS 0.01 each and 10,000,000 preferred shares par value NIS 0.01 each of the Company. On this date the amended and restated articles of association were adopted. In March 2015, the board of directors approved the grant of 29 bonus shares for each 1 share of the Company held by the shareholders. Unless otherwise noted, all shares and per share amounts for all periods presented have been retroactively restated to reflect the split and the issuance of bonus shares.

E.	In March 2015, the Company approved a private placement memorandum for a funding round of up to $ 2,000,000 and issuance of units for a price of $ 0.20 for each unit consisting of: (A) 1 ordinary share par value NIS 0.01 and (B) 1 three-year warrant to purchase 1 ordinary share par value NIS 0.01 of the Company at a price of $ 0.50.

During 2016 and 2015 the Company has raised the gross sum of $903,681 and $621,200, respectively, and issued 4,518,406 and 3,106,000, respectively, ordinary shares par value NIS 0.01 each and warrants to purchase an equal number of ordinary shares par value NIS 0.01 each. The proceeds of such units, net of related expenses (which amounted to $155,321), and net amounts allocated to the warrants recorded as a liability (see Notes 2.N. and 8), were reflected in the shareholders’ deficit, allocated between ordinary share capital and additional paid in capital, as applicable. The proportional amount of related expenses associated with the warrants’ portion of the units, has been recorded under finance expenses.

During April 2017, the Company offered to the holders of the warrants to increase the exercise of their warrants by lowering the exercise price of the warrants from $0.5 per share to $0.4 per share until May 22, 2017.

As a result of such offer, during May 2017, certain holders exercised 1,665,000 warrants to Common stock in a same number for a cash consideration of $666,000 (net amount of $599,400)

The fair value of the inducement was measured in an amount of $166,500. Such amount was recognized as an additional financing expense in the Company’s Statement of Comprehensive Loss.

As of the date of exercise, the fair value of the warrants exercised which amounted to 297,200 (after consideration of the effect of the inducement), which was previously presented as part of the derivative warrant liability, was reclassified to equity.

F.	In October 2017, the Company signed a share purchase agreement with certain investors for $625,000 in exchange for 1,061,125 ordinary shares of NIS 0.01 par value. As of December 31, 2017, all of these ordinary shares were sold and the Company received net proceeds of $562,604.

G.	In June 2015, the Company approved the issuance of 1,000,000 fully vested ordinary shares to Maxim Partners LLC (“Maxim”) pursuant to an agreement entered with Maxim in April 2015 engaging Maxim to provide financial advisory and investment banking services to the Company. The fair value (based on recent share issuances - see Note 10.F. above) of the issued shares of $200,000 was recorded as a stock-based expense, with a corresponding amount reflected in shareholders’ deficit, allocated between ordinary share capital and additional paid in capital, as applicable. Maxim is entitled to certain registration rights. Under the agreement, in addition to the issuance of shares as mentioned above, the Company undertook to pay Maxim for such services, a fee of $10,000 per month, for the term of the agreement, accruing and payable only upon consummation of a financing transaction between the Company and a third party introduced by Maxim, in addition to a fee for a transaction consummated with such third party as detailed in the agreement and reimbursement of expenses in connection with such services provided. As of December 31, 2017, the Company has recorded a provision in the amount of $30,000. In addition, Maxim shall have a right of first offer for acting as lead book runner in the event that the Company shall seek to raise additional capital by way of an offering – private or public. The agreement is terminable by either party by a 30 days prior written notice.

H.	The Company issued 18,120,000 ordinary shares to a trustee for a group of investors pursuant to a Share Purchase Agreement dated October 2014, as amended in August 2015, for an aggregate consideration of $150,000. As of December 31, 2014, the investors were not entitled to any of these shares. During 2015, the balance of the $150,000 consideration has been paid to the Company and the trustee released the shares to the group of investors.

I.	On May 8, 2016, Company’s CEO exercised 103,428 options granted under the 2015 Israeli Option plan (see note 11 below) into 103,428 ordinary shares of the Company for total exercise price of $273.

J.	On April 4, 2017, Company’s employee exercised 81,432 options granted under the 2015 Israeli Option plan (see note 11 below) into 81,432 ordinary shares of the Company for total exercise price of $226. The remaining non-vested options of 228,858 were forfeited upon termination in accordance with the original terms of the options.

Warrants and restricted stock:

A.	On October 18, 2016, the Company entered into a Consulting agreement with a consultant (the “Consultant”), pursuant to which the Consultant will provide strategic cooperation and technology consulting for a period of two years from the date of the agreement. Unless terminated, the agreements will be automatically renewed for consecutive one-year periods. Based on the agreement, the Company issued the Consultant 620,521 warrants to purchase ordinary shares of the Company at an exercise price of NIS 0.01 (approximately $0.0026) per share. The warrants expire 18 months following the commencement date. Out of the warrants, 232,696 warrants were immediately vested and the remaining are vested in 15 parts of 25,855 warrants starting October 31, 2016. The Company evaluated the fair value of the warrants using the Black-Scholes option pricing model assuming a 1% risk free interest rate, 0% dividend yield, and 67% volatility, and estimated the fair value of such warrants to be $91,490. As a result, the Company recognized compensation expenses in 2017 and 2016 in the amount of $41,360 and $45,746, respectively included in research and development expenses.

B.	On June 20, 2016, the Company entered into a Consulting Service Agreement with PCG Advisory Group (“PCG”), pursuant to which PCG shall provide the Company with markets advisory, investor relations and media strategies for a period of 7 months commencing the date of the agreement. As consideration for the above services the Company agreed to pay PCG a monthly cash compensation in the amount of $2,500. In addition, the Company shall issue PCG 50,000 ordinary shares for each calendar month. As of December 31, 2016, such shares have not yet been issued. As of December 31, 2016, the Company recorded a related stock-based compensation expense of $48,750 based on the fair value of the 325,000 shares (and a price per share of $0.15). During 2017, the Company recorded related stock-based compensation expense of $3,750 based on the fair value of the 25,000 shares (and a price per share of $0.15). As of December 31, 2017, such shares have been issued to PCG.